Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Apr. 09, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2013